GENERAL (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended	30 Months Ended
	Jan. 14, 2018	Dec. 18, 2022	Dec. 31, 2022	Sep. 30, 2020	Dec. 31, 2021
Business Acquisition [Line Items]
Net cash acquired assets			$ 132
Acquisition costs recorded to operating expenses			49
Netonomy LTD [Member]
Business Acquisition [Line Items]
Acquisition date	Jan. 14, 2018	Dec. 18, 2022
Total consideration	$ 3,765	$ 1,152
Cash paid to acquire entity	3,180	500
Acquisition transaction costs	303
Fair value of contingent liability	282	$ 652	$ 656		$ 834
Holdback amount	$ 1,100
Description of claims for indemnification	paid in three installments consisting each one 40%, 40% and 20% of the Holdback amount following the first, second and 30-months anniversaries of the Closing Date	The contingent consideration consists of two components: (a) $1,000 paid against actual income. (b) All expected revenues exceeding $1,000 multiplied by 3.0% limited for the period of 10 years as of Valuation Date.
Amount of payments cap				$ 1,100
Restricted holdback amount	$ 797			$ 797
Total purchase consideration	$ 3,631
Keepers Child Safety Ltd [Member]
Business Acquisition [Line Items]
Total purchase consideration		$ 1,152